UBS Select Tax-Free Preferred Fund
UBS Select Tax-Free Preferred Fund
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.
Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Tax-Free Preferred Fund UBS Select Tax-Free Preferred Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		UBS Select Tax-Free Preferred Fund UBS Select Tax-Free Preferred Fund
Management fees	[1]	0.18%
Distribution and/or service (12b-1) fees	[1]	none
Other expenses*	[1],[2]	none
Total annual fund operating expenses	[1]	0.18%
Fee waiver	[1],[3]	0.04%
Total annual fund operating expenses after fee waiver	[1],[3]	0.14%
[1]	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund, including management fees allocated from Tax-Free Master Fund. Management fees are comprised of investment advisory and administration fees.
[2]	"Other expenses" do not include miscellaneous expenses, such as trustee expenses, for which UBS Global Asset Management (Americas) Inc. ("UBS Global AM") reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.
[3]	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the fund through August 31, 2016, do not exceed 0.14%. The fee waiver agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund | USD ($)	14	54	97	226

*	Except that the expenses reflect the effects of the fund’s fee waiver agreement for the first year only.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC-registered money market funds in July 2014 that will affect the manner in which money market funds are structured and operated. In addition, the SEC proposed additional regulatory changes, the final terms of which are yet to be determined. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the fund. As of the date of this prospectus, UBS Global AM is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return January 1 to June 30, 2015: 0.00% (Actual total return was 0.0050%)

Best quarter during years shown—1Q 2008: 0.61%

Worst quarter during years shown—1Q 2013; 1Q 2014: 0.00% (Actual total returns were 0.0025%)

Total return (2008 was the fund’s first full calendar year of operations)

Average annual total returns (for the periods ended December 31, 2014)
Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).
Average Annual Returns - UBS Select Tax-Free Preferred Fund - UBS Select Tax-Free Preferred Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Total	0.04%	0.06%	0.50%	Aug. 28, 2007